Share Capital and Capital Surplus	12 Months Ended
Dec. 31, 2020
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Share Capital and Capital Surplus
24.	Share Capital and Capital Surplus

(a)	Share capital as of December 31, 2019 and 2020 are as follows:

(Share, in Won)	2019		2020
Authorized shares		200,000,000	200,000,000
Par value	￦	5,000	5,000
Issued shares(*1)		87,186,835	87,186,835
Shared capital(*2)	￦	482,403,125,000	482,403,125,000

(*1)	As of December 31, 2020, total number of ADRs of 25,853,808 outstanding in overseas stock market are equivalent to 6,463,452 shares of common stock.
(*2)	As of December 31, 2020, the difference between the ending balance of common stock and the aggregate par value of issued common stock is W46,469 million due to retirement of 9,293,790 treasury stocks.

(b)	The changes in issued common stock for the years ended December 31, 2019 and 2020 were as follows:

(share)	2019			2020
	Issued shares	Treasury shares	Number of outstanding shares	Issued shares	Treasury shares	Number of outstanding shares
Beginning	87,186,835	(7,185,703)	80,001,132	87,186,835	(7,071,194)	80,115,641
Acquisition of treasury shares	—	—	—	—	(4,100,169)	(4,100,169)
Disposal of treasury shares	—	114,509	114,509	—	—	—

Ending	87,186,835	(7,071,194)	80,115,641	87,186,835	(11,171,363)	76,015,472

(c)	Capital surplus as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Share premium	￦	463,825	463,825
Gain on disposal of treasury shares		796,623	796,623
Other capital deficit		125,259	59,555

	￦	1,385,707	1,320,003

(d)
On February 25, 2017, POSCO ENERGY CO., LTD., a subsidiary of the Company, issued redeemable convertible preferred shares amounting to
￦
245,000 million (8,643,193 shares) which were classified as
non-controlling
interests in the consolidated statement of financial position. Repayments of the redeemable convertible preferred shares were made on February 25, 2020 (4,477,246 shares) and March 30, 2020 (4,165,947 shares).